OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares		3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	7,780,190	7,780,190	7,780,190	5,990,190	2,990,977
Options Outstanding, Weighted Average Remaining Life	6 years 73 days	6 years 73 days	6 years 146 days	6 years 255 days	6 years 7 days
Options Exercisable, Number of Options	5,971,951	5,971,951	5,613,501	3,799,559
Options at $1.01-$2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 1.01	$ 1.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 2.00	$ 2.00
Options Outstanding, Number of Options	1,544,642	1,544,642	1,544,642
Options Outstanding, Weighted Average Remaining Life		6 years	6 years 109 days
Options Exercisable, Number of Options	969,726	969,726
Options at $2.01-$3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 2.01	$ 2.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 3.00	$ 3.00
Options Outstanding, Number of Options	5,935,548	5,935,548	5,935,548
Options Outstanding, Weighted Average Remaining Life		6 years 36 days	6 years 109 days
Options Exercisable, Number of Options	4,702,225	4,702,225
Options at $3.01-$4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 3.01	$ 3.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 4.00	$ 4.00
Options Outstanding, Number of Options	300,000	300,000	300,000
Options Outstanding, Weighted Average Remaining Life		9 years	9 years 109 days
Options Exercisable, Number of Options	300,000	300,000